Stock-Based Compensation Plans (Schedule Of Comparative Data For Stocks Option, Stock Awards And PSUs) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation Plans [Abstract]
Total compensation expense of stock-based compensation plans charged against income	$ 19,229	$ 16,256	$ 13,773
Total income tax benefit recognized in income for stock based compensation expense charged against income	4,788	5,690	5,062
Total intrinsic value of stock options exercised	102,144	50,192	17,635
Total intrinsic value of stock awards vested during the period	$ 4,003	$ 6,983	$ 7,429
Per-share weighted average grant-date fair value of stock awards granted	$ 333.75	$ 203.52	$ 126.53